Annual Fund Operating Expenses (Natural Resources Trust)	12 Months Ended
May 01, 2011
Series I, Natural Resources Trust
Operating Expenses:
Share Class	Series I
Management fee	1.00%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.03%
Total fund operating expenses	1.08%
Series II, Natural Resources Trust
Operating Expenses:
Share Class	Series II
Management fee	1.00%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.03%
Total fund operating expenses	1.28%
Series NAV, Natural Resources Trust
Operating Expenses:
Share Class	Series NAV
Management fee	1.00%
Distribution and service (12b-1) fees	none
Other Expenses	0.03%
Total fund operating expenses	1.03%